RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
During the years ended December 31, 2024, 2023 and 2022, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2024	2023	2022
Transactions with affiliated companies
Melco International and its subsidiaries	Revenues and income (services provided by the Company):
	Shared service fee income for corporate office	$1,704	$2,198	$2,188
	Loan interest income	—	1,238	16,133
	Costs and expenses (services provided to the Company):
	Management fee expenses (1)	2,294	2,182	1,394
	Share-based compensation expenses (2)	—	—	2,865
	Trademark license fees (3)	5,978	—	—

(1)	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco’s Chief Executive Officer.

(2)
The amount represents the share-based compensation expenses related to the grant of certain share-based awards under the Melco International Share Incentive Plan to an employee of the Company. Further information on the share-based compensation arrangements is included in Note 16.

(3)
The amount represents the fees to use certain licensed marks granted by Melco International, as licensor, to the Company in the territories as defined in the trademark license agreement with a term of 10 years commenced on January 1, 2024 and the trademark license fees are payable at a percentage of the gross revenues of City of Dreams as agreed from time to time between both parties.

Summary of Receivables from Affiliated Companies
(a)	Receivables from Affiliated Companies
The outstanding balances mainly arising from operating income or prepayment of operating expenses on behalf of the affiliated companies as of December 31, 2024 and 2023 are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2024	2023
Melco International and its subsidiaries and joint ventur e	$2,357	$728
Othe r	65	69

	$2,422	$797

Summary of Payables to Affiliated Companies
(b)	Payables to Affiliated Companies
The outstanding balances mainly arising from operating expenses and expenses paid by affiliated companies on behalf of the Company as of December 31, 2024 and 2023, are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2024	2023
Melco International and its subsidiarie s	$39	$377